SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 67,826	$ 56,771
FFO from equity accounted investments	2,641	2,372
Interest expense	(7,227)	(4,854)
Current income taxes	(970)	(861)
Funds from operations	4,189	4,401
Equity	116,846	97,150
Equity accounted investments	40,698	33,647	$ 31,994
Additions to non-current assets1	62,658	75,817
Asset management
Disclosure of operating segments [line items]
Revenue	271	187
FFO from equity accounted investments	43	0
Current income taxes	0	0
Funds from operations	1,597	1,317
Equity accounted investments	4,599	0
Additions to non-current assets1	4,654	0
Real Estate
Disclosure of operating segments [line items]
Revenue	10,442	8,075
FFO from equity accounted investments	1,049	945
Current income taxes	(165)	(213)
Funds from operations	1,185	1,786
Equity accounted investments	22,314	22,949
Additions to non-current assets1	17,915	51,111
Renewable Power
Disclosure of operating segments [line items]
Revenue	3,959	3,751
FFO from equity accounted investments	74	46
Current income taxes	(73)	(32)
Funds from operations	333	328
Equity accounted investments	1,154	685
Additions to non-current assets1	2,207	3,729
Infrastructure
Disclosure of operating segments [line items]
Revenue	7,091	5,013
FFO from equity accounted investments	1,100	846
Current income taxes	(255)	(326)
Funds from operations	464	602
Equity accounted investments	8,972	7,636
Additions to non-current assets1	17,352	10,524
Private Equity
Disclosure of operating segments [line items]
Revenue	43,099	36,828
FFO from equity accounted investments	320	526
Current income taxes	(326)	(186)
Funds from operations	844	795
Equity accounted investments	2,596	1,943
Additions to non-current assets1	19,825	10,139
Residential Development
Disclosure of operating segments [line items]
Revenue	2,456	2,683
FFO from equity accounted investments	41	15
Current income taxes	(37)	(45)
Funds from operations	125	49
Equity accounted investments	382	395
Additions to non-current assets1	88	124
Corporate Activities
Disclosure of operating segments [line items]
Revenue	508	234
FFO from equity accounted investments	14	(6)
Current income taxes	(114)	(59)
Funds from operations	(359)	(476)
Equity accounted investments	681	39
Additions to non-current assets1	617	190
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	2,823	2,213
Interest expense	(53)	(26)
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	2,343	1,760
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	33	41
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	15	11
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	2	5
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	479	442
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(49)	(46)
Operating segments
Disclosure of operating segments [line items]
Revenue	70,649	58,984
Interest expense	(7,280)	(4,880)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	2,614	1,947
Interest expense	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	10,475	8,116
Interest expense	(3,469)	(2,464)
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	3,974	3,762
Interest expense	(923)	(930)
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	7,093	5,018
Interest expense	(937)	(586)
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	43,578	37,270
Interest expense	(1,536)	(520)
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	2,456	2,683
Interest expense	(66)	(57)
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	459	188
Interest expense	(349)	(323)
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	30,868	25,647
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	4,927	328
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	18,781	17,423
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	5,320	5,302
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,792	2,887
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	4,086	4,279
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,859	2,606
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	$ (7,897)	$ (7,178)